Expense Example, No Redemption (Vanguard High-Yield Tax-Exempt Fund Retail)	Vanguard High-Yield Tax-Exempt Fund Vanguard High-Yield Tax-Exempt Fund - Investor Shares 11/1/2013 - 10/31/2014 USD ($)	Vanguard High-Yield Tax-Exempt Fund Vanguard High-Yield Tax-Exempt Fund - Admiral Shares 11/1/2013 - 10/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	20	12
3 YEAR	64	39
5 YEAR	113	68
10 YEAR	255	154